Loans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Loan Industry Contract Property	Dec. 31, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration loans	$ 609,870,000	$ 551,133,000
Loans classified as troubled debt restructurings	2,800,000	2,500,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	30,000	18,000
Loans payable in nonaccrual of interest status	$ 315,000
Loans restructured, subsequently defaulted | Contract	1
Loans restructured, subsequently defaulted		200,000
Number of properties acquired | Property	0
Other real estate real estate acquired through foreclosure	$ 0	99,000
Mortgage loans in process of foreclosure amount	21,000	50,000
Outstanding balance of commercial loans classified under credit risk, minimum amount	500,000
Loans listed as not rated under risk category, maximum amount	500,000
Loans serviced for others	117,500,000	95,700,000
Mortgage Servicing Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights	488,000	328,000
Valuation allowance	0	0
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans with servicing retained	107,100,000	75,900,000
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings	$ 2,500,000
Covid-19 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan modified in nonaccrual status | Loan	1
Number of loan granted with second deferral | Loan	2
Loans granted with second deferral	$ 123,000
Covid-19 [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term of principal and interest payments deferred	3 months
Covid-19 [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term of principal and interest payments deferred	4 months
Credit Concentration Risk [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of industries for credit concentrations | Industry	4
Credit Concentration Risk [Member] | Loans Receivable [Member] | Lessors of Non-residential Buildings or Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration loans	$ 46,000,000
Concentration of credit percentage of total loans	8.00%
Credit Concentration Risk [Member] | Loans Receivable [Member] | Assisted Living Facilities for Elderly [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration loans	$ 34,000,000
Concentration of credit percentage of total loans	6.00%
Credit Concentration Risk [Member] | Loans Receivable [Member] | Logging, Sawmills, and Timber Tract Operations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration loans	$ 30,000,000
Concentration of credit percentage of total loans	5.00%
Credit Concentration Risk [Member] | Loans Receivable [Member] | Hotel, Motel, and Lodging Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration loans	$ 25,000,000
Concentration of credit percentage of total loans	4.00%
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration loans	$ 191,540,000	137,114,000
Allowance for loan losses related to commercial loans		5,900,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration loans	187,221,000	196,748,000
Allowance for loan losses related to commercial loans	$ 13,000,000	$ 5,000,000
Paycheck Protection Program [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of PPP loans | Loan	793
Principal amount outstanding on PPP loans	$ 92,100,000
PPP loans guaranteed percentage	100.00%
Amount received in loan forgiveness	$ 22,000,000
Loan processing fee received	3,200,000
Loan processing fee recognized	1,900,000
Paycheck Protection Program [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount outstanding on PPP loans	$ 70,100,000